Loans payable (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Loans payable
7. Loans payable
As of March 31, 2023 and December 31, 2022 loans payable consisted of the refundable government loans. The following table shows the component of loans payable (in thousands):
	March 31,	December 31,
	2023	2022
Loan payable, beginning of period	$28,941	$29,844
Financing of Directors and Officers Insurance	—	2,893
Venture Loan	—	20,000
Payments*	(881)	(1,893)
Interest and final fee on Venture Loan	—	1,808
Repayment of the Venture Loan	—	(21,808)
Foreign exchange (gain) loss	46	(1,903)
Loan payable, end of period	$28,106	$28,941
Discount, beginning of period	$(19,459)	$(17,391)
Interest expense	437	2,483
Non-cash interest income from SIF	—	(5,673)
Foreign exchange (gain) loss	(34)	1,122
Total discount, end of period	$(19,056)	$(19,459)

Total loans payable, end of period	$9,050	$9,482
Short-term portion	790	1,671
Long-term portion	8,260	7,811
Total loans payable	$9,050	$9,482

*
For the three months ended March 31, 2023, the Company paid $0.9 million for Directors and Officers Insurance. For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the Technology Partnerships Canada loan.

SIF Loan
On November 20, 2020, the Company entered into an agreement (the “SIF Loan”) with the Strategic Innovation Fund (“SIF”), whereby SIF agreed to make a repayable contribution to the Company of up to C$40.0 million (the “Contribution”). Funds from the SIF Loan are to be used for projects involving the adaption of research findings for commercial applications that have the potential for market disruption; development of current product and services through the implementation of new or incremental technology that will enhance the Company’s competitive capability; and development of process improvements which reduce the environmental footprint of current production through the use of new or improved technologies.
The annual repayment of the Contribution is calculated based upon a formula using the Company’s fiscal year revenue multiplied by a repayment rate. The contractual repayment period is 15 years and commences in the first year in which the Company reports annual revenue of $70.0 million (the “Benchmark Year”). In each of those years, an annual repayment amount is due. Each annual repayment must be paid by April 30 of the year following the year for which the annual repayment due will be calculated. If the Benchmark Year is not achieved within 14 years following the fiscal year in which the project is completed, the SIF Loan is forgiven. The SIF Loan is initially recorded at fair value, and subsequently at amortized cost. As the Contribution is interest free, the difference between the carrying value and initial fair value is recorded as government assistance on the consolidated statement of operations and comprehensive loss.
The initial fair value of the SIF Loan is determined by using a discounted cash flow analysis for the loan, which requires a number of assumptions. The significant assumptions used in determining the discounted cash flows include estimating the amount and timing of future revenue for the Company and the appropriate discount rate. In determining the appropriate discount rates, the Company considered the weighted average cost of capital for the Company, risk adjusted based on the development risks of the Company’s product. Management used a discount rate of 26% to discount the SIF Loan. Should projected revenue not be achieved as predicted, the adjustment to the fair value of the SIF Loan could be material. At March 31, 2023, the carrying value of the loan approximates its fair value.
Repayments of the SIF contributions could also be triggered upon default of the agreement, or termination of the agreement, or upon a change of control that has not been approved by the Canadian government. The Canadian government approved the transaction with DPCM conditionally on May 9, 2022, with all conditions being satisfied on the closing date of the Merger.

8. Loans payable, net
As of December 31, 2022 and December 31, 2021 loans payable, net, consisted of the SIF Loan (as defined below), the Venture Loan (as defined below), Technology Partnerships Canada (“TPC”) loan, and the financing of the Company's D&O insurance premiums. The following table shows the component of loans payable (in thousands):
	December 31,	December 31,
	2022	2021
Loan payable, beginning of period	$29,844	$13,624
SIF contribution	—	16,786
Financing of Directors and Officers Insurance	2,893	—
	December 31,	December 31,
	2022	2021
Venture Loan	20,000	—
Payments*	(1,893)	(399)
Interest and final fee on Venture Loan	1,808	—
Repayment of the Venture Loan	(21,808)	—
Foreign exchange (gain) loss	(1,903)	(167)
Loan payable, end of period	$28,941	$29,844
Discount, beginning of period	$(17,391)	$(11,948)
SIF discount on additional contribution	—	(7,167)
Interest expense	2,483	1,728
Non-cash interest income from SIF	(5,673)	—
Foreign exchange (gain) loss	1,122	(4)
Discount, end of period	$(19,459)	$(17,391)

Total loans payable, net	$9,482	$12,453
Short-term portion	1,671	220
Long-term portion	7,811	12,233
Total loans payable, net	$9,482	$12,453

*
For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the TPC government loans. For the year ended December 31, 2021, the Company paid $0.4 million for the TPC government loan.

TPC loan
During the year ended December 31, 2021, the Company received funding totaling C$12.5 million from TPC. The obligation associated with that funding was required to be repaid on a fixed schedule due in May of each year.
On November 23, 2020, the Company entered into an amendment which forgave C$5.0 million of unpaid accrued debt principal and interest owed from 2019 through 2020. During the year ended December 31, 2020, the Company recorded the debt forgiveness of $3.9 million in gain on debt extinguishment in the consolidated statement of operations and comprehensive loss.
The amendment also waived the interest charge on the remaining C$2.5 million of principal and revised the repayment schedule to C$500,000 due annually on April 30, 2021, to April 30, 2025. This repayable contribution is repayable over 5 years. The initial fair value of the TPC loan is determined by using a discounted cash flow analysis. The only significant assumption used in determining the discounted cash flow is the discount rate used by Management of 25%.
SIF Loan
On November 20, 2020, the Company entered into an agreement with SIF, whereby SIF agreed to make a repayable contribution in the form of a loan to the Company of up to C$40.0 million (“the SIF Loan”). Funds from the SIF Loan are to be used for projects involving the adaptation of research findings for commercial applications that have the potential for market disruption; development of current product and services through the implementation of new or incremental technology that will enhance the Company’s competitive capability; and development of process improvements which reduce the environmental footprint of current production through the use of new or improved technologies. As of December 31, 2022, the Company has received C$36.0 million in funding from SIF.
The annual repayment of the SIF Loan is calculated based upon a formula using the Company’s fiscal year revenue multiplied by a repayment rate totaling 150% of total SIF Loan funds received to date. The contractual repayment period is 15 years and commences in the second year in which the Company reports annual revenue of $70.0 million (the “Benchmark Year”). In each of those years, an annual repayment amount is due. Each annual repayment must be paid by April 30 of the year following the year for which the annual repayment due will be calculated. If the Benchmark Year is not achieved within 14 years following the fiscal year in which the project is completed, the SIF Loan is forgiven. The SIF Loan is initially recorded at fair value, and subsequently at amortized cost. As the SIF Loan is interest free,the difference between the carrying value and fair value is recorded as government assistance on the consolidated statement of operations and comprehensive loss and updated annually.
The initial fair value of the SIF Loan is determined by using a discounted cash flow analysis for the loan, which requires a number of assumptions. The significant assumptions used in determining the discounted cash flows include estimating the amount and timing of future revenue for the Company and the appropriate discount rate. In determining the appropriate discount rate, the Company engaged a third-party valuation team to calculate the discount rate of the SIF Loan. The valuation considered the weighted average cost of capital for the Company, risk adjusted based on the development risks of the Company’s product. It was determined that the discount rate to use in calculating the discounted cash flow for the SIF Loan was 26%, and the Benchmark Year is expected to occur between 2025 to 2027. The Company determined that a 20% decrease in projected revenue over the term of the SIF Loan would decrease the carrying value by approximately $0.5 million.
Repayments of the SIF Loan can also be triggered upon default of the agreement, or termination of the agreement, or upon a change of control that has not been approved by the Canadian government. The Canadian government approved the transaction with DPCM conditionally on May 9, 2022, with all conditions being satisfied on the closing date of the Merger. As of December 31, 2022, the Company is not aware of any events that would trigger default or termination of the SIF Loan.
The Company did not recognize any eligible expenditure claims or have any amounts receivable from SIF during the year ended December 31, 2022. Therefore no discount on additional contribution were recorded during the year ended December 31, 2022. The Company recorded $5.7 million as a contra-liability in the consolidated balance sheet and to non-cash interest income on SIF in the consolidated statement of operations and comprehensive loss to bring the SIF Loan to its carrying value as of December 31, 2022.
During the year ended December 31, 2021, the discount on the additional contribution from SIF totaled $7.2 million. The discount was recorded as a contra-liability in the consolidated balance sheet and to government assistance in the consolidated statement of operations and comprehensive loss.
Venture Loan
On March 3, 2022, the Company entered into a Venture Loan and Security Agreement (the “Venture Loan”) with PSPIB Unitas Investments II Inc. (“PSPIB”). Under the Venture Loan, the Company had the ability to borrow up to an aggregate principal amount of $25.0 million in three tranches, subject to certain terms and conditions. The loan was subject to a per annum interest rate as published in the Wall Street Journal or any successor publication as the “prime rate” plus 7.25% provided that the Wall Street Journal prime rate is not less than 3.25% and if found to be less than 3.25%, such rate will be deemed to be 3.25%. The maturity date of the loan was defined as the earliest of December 31, 2022, or the closing of the Merger, or the date of acceleration of such loan following an event of default. During the year ended December 31, 2022, the Company received $20.0 million in loan proceeds that were recorded in current loans payable in its consolidated balance sheet, $15.0 million of which was received on March 3, 2022 and $5.0 million of which was received on June 30, 2022. All obligations under the Venture Loan including principal, accrued interest, and the final payment fee totaling $21.8 million was repaid upon the completion of the Merger on August 5, 2022.
Financing of directors and officers insurance
In conjunction with the Business Combination, the Company entered into a Directors and Officers insurance policy on August 5, 2022 with a total premium, taxes and fees totaling $2.8 million. The insurance may cover certain liabilities arising from the Company’s obligation to indemnify its directors and certain of its officers and employees, and former officers, directors, and employees of acquired companies, in certain circumstances. Under the terms of the insurance financing, payments of $0.3 million, which include interest at the rate of 4.24% per annum, are due each month for nine months commencing on September 5, 2022. The total outstanding directors and officers insurance due as of December 31, 2022 was $1.4 million.